CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Jan. 28, 2012	Jan. 29, 2011
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	80.0	80.0
Common stock, shares issued	43.5	40.5
Common stock, shares outstanding	43.5	40.5